Income Taxes (Details 1) (USD $)	12 Months Ended
	Aug. 31, 2013	Aug. 31, 2012
Income Taxes Details 1
Income tax benefit at statutory rate	$ 1,452,661	$ 827,367
Non-deductible meals and entertainment	(2,550)	(1,280)
Research and development credit	32,157	53,576
Other		(10,330)
Change in valuation allowance	(1,482,268)	(869,333)
Effective income tax